Nationwide GQG US Quality Equity Fund Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.03%	14.42%	14.82%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(10.36%)	9.73%
Performance Inception Date	Jan. 25, 2021
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(11.26%)	8.58%
Performance Inception Date	Jan. 25, 2021
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.50%)	7.56%
Performance Inception Date	Jan. 25, 2021
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.50%)	11.44%
Performance Inception Date	Jan. 25, 2021
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.63%)	11.25%
Performance Inception Date	Jan. 25, 2021
Eagle Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.60%)	11.36%
Performance Inception Date	Jan. 25, 2021